Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.60%
Communication Services - 4 .71%
AMC Networks, Inc.,
Class A*+ 309,469 $ 2,689,286
Bumble, Inc., Class A*+ 480,000 3,062,400
Clear Channel Outdoor
Holdings, Inc.* 693,659 1,109,854
Gray Television, Inc. 446,000 2,390,560
iHeartMedia, Inc., Class A* 952,117 1,761,416
Lumen Technologies, Inc.* 200,000 1,420,000
Marcus Corp. (The) 139,156 2,097,081
TEGNA, Inc.+ 100,000 1,578,000
Telephone and Data
Systems, Inc. 241,900 5,624,175
Vimeo, Inc.* 500,000 2,525,000
24,257,772
Consumer Discretionary - 9 .93%
American Axle &
Manufacturing Holdings,
Inc.* 558,100 3,449,058
Ethan Allen Interiors, Inc. 169,500 5,405,355
G-III Apparel Group, Ltd.* 214,000 6,531,280
Group 1 Automotive, Inc. 19,200 7,354,368
Hovnanian Enterprises,
Inc., Class A* 25,400 5,190,998
M/I Homes, Inc.* 41,100 7,042,896
Meritage Homes Corp. 15,800 3,240,106
ODP Corp. (The)* 77,912 2,317,882
Signet Jewelers, Ltd.+ 55,000 5,672,700
Taylor Morrison Home
Corp.* 70,000 4,918,200
51,122,843
Consumer Staples - 5 .58%
Cal-Maine Foods, Inc. 78,100 5,845,004
Central Garden & Pet Co.,
Class A* 149,300 4,688,020
Herbalife, Ltd.*+ 312,600 2,247,594
Ingles Markets, Inc.,
Class A 61,400 4,580,440
Nu Skin Enterprises, Inc.,
Class A 179,700 1,324,389
SpartanNash Co. 189,500 4,246,695
United Natural Foods, Inc.* 342,856 5,766,838
28,698,980
Energy - 8 .56%
Amplify Energy Corp.* 645,100 4,212,503
Berry Corp. 653,200 3,357,448
Chord Energy Corp. 10,400 1,354,392
Gulfport Energy Corp.* 37,250 5,637,788
Industry Company Shares Value
Energy (continued)
Kinetik Holdings, Inc. 130,300 $ 5,897,378
Liberty Energy, Inc.+ 261,400 4,990,126
Matador Resources Co. 29,000 1,433,180
Par Pacific Holdings, Inc.* 215,100 3,785,760
PBF Energy, Inc., Class A 95,000 2,940,250
Teekay Corp.* 523,427 4,815,528
VAALCO Energy, Inc.+ 303,600 1,742,664
Vital Energy, Inc.*+ 145,900 3,924,710
44,091,727
Financials - 26 .86%
Associated Banc-Corp. 257,588 5,548,446
Axos Financial, Inc.* 93,800 5,898,144
BancFirst Corp. 12,000 1,263,000
Banco Latinoamericano de
Comercio Exterior SA,
Class E 47,400 1,540,026
Bank of NT Butterfield &
Son, Ltd. (The) 51,400 1,895,632
Banner Corp. 51,000 3,037,560
Bread Financial Holdings,
Inc. 114,200 5,433,636
Byline Bancorp, Inc. 191,200 5,118,424
Cathay General Bancorp 69,000 2,963,550
City Holding Co. 41,200 4,836,468
Eagle Bancorp, Inc. 117,400 2,650,892
Encore Capital Group,
Inc.* 98,900 4,675,003
Enstar Group, Ltd.* 13,400 4,309,306
Farmers & Merchants
Bancorp, Inc./Archbold 51,400 1,421,210
FB Financial Corp. 102,100 4,791,553
Federal Agricultural
Mortgage Corp., Class C 9,288 1,740,664
Fidelis Insurance Holdings,
Ltd. 50,000 903,000
First BanCorp 74,100 1,568,697
First Bancshares, Inc.
(The) 67,200 2,159,136
First Financial Bancorp 70,900 1,788,807
Fulton Financial Corp. 221,700 4,019,421
Green Dot Corp., Class A* 358,451 4,197,461
Hancock Whitney Corp. 22,800 1,166,676
Hanmi Financial Corp. 263,200 4,895,520
Heritage Insurance
Holdings, Inc.* 86,664 1,060,767
Hope Bancorp, Inc. 126,700 1,591,352
International Bancshares
Corp. 8,400 502,236
Jackson Financial, Inc.,
Class A 84,392 7,699,082

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
LendingTree, Inc.* 89,900 $ 5,216,897
Live Oak Bancshares,
Inc.+ 90,551 4,289,401
MVB Financial Corp. 111,500 2,158,640
Pagseguro Digital, Ltd.,
Class A* 376,800 3,244,248
Pathward Financial, Inc. 82,100 5,419,421
PROG Holdings, Inc. 109,769 5,322,699
Stewart Information
Services Corp. 29,100 2,174,934
StoneCo, Ltd., Class A*+ 100,000 1,126,000
UMB Financial Corp. 27,500 2,890,525
Victory Capital Holdings,
Inc., Class A 55,700 3,085,780
Virtus Investment Partners,
Inc. 23,500 4,922,075
Waterstone Financial, Inc. 250,400 3,680,880
WSFS Financial Corp. 119,059 6,070,819
138,277,988
Health Care - 9 .24%
Addus HomeCare Corp.* 42,100 5,600,563
Brookdale Senior Living,
Inc.* 717,016 4,868,539
Community Health
Systems, Inc.* 1,025,155 6,222,691
Cross Country Healthcare,
Inc.* 96,170 1,292,525
Inogen, Inc.* 430,179 4,172,736
Ironwood Pharmaceuticals,
Inc.* 280,200 1,154,424
Neogen Corp.*+ 285,500 4,799,255
OraSure Technologies,
Inc.* 390,000 1,665,300
PetIQ, Inc.* 178,616 5,496,014
Prestige Consumer
Healthcare, Inc.* 84,700 6,106,870
Veracyte, Inc.* 182,200 6,202,088
47,581,005
Industrials - 12 .56%
BlueLinx Holdings, Inc.* 53,857 5,677,605
Boise Cascade Co. 46,900 6,611,962
BrightView Holdings, Inc.* 164,000 2,581,360
Costamare, Inc. 340,827 5,357,800
EnerSys 46,700 4,765,735
Enviri Corp.* 462,178 4,778,921
ESCO Technologies, Inc. 48,450 6,249,081
GMS, Inc.* 57,515 5,209,134
Hertz Global Holdings,
Inc.*+ 962,000 3,174,600
Industry Company Shares Value
Industrials (continued)
Interface, Inc. 151,166 $ 2,867,619
Kelly Services, Inc.,
Class A 138,169 2,958,198
Korn Ferry 61,592 4,634,182
Manitowoc Co., Inc. (The)* 211,358 2,033,264
Standex International
Corp. 22,900 4,185,662
TrueBlue, Inc.* 180,508 1,424,208
Tutor Perini Corp.* 80,000 2,172,800
64,682,131
Information Technology - 4 .32%
Amkor Technology, Inc. 120,500 3,687,300
Consensus Cloud
Solutions, Inc.* 42,215 994,163
Digi International, Inc.* 86,200 2,373,086
LiveRamp Holdings, Inc.* 154,700 3,833,466
NetScout Systems, Inc.* 267,800 5,824,650
ScanSource, Inc.* 114,600 5,504,238
22,216,903
Materials - 7 .57%
Alpha Metallurgical
Resources, Inc. 14,918 3,523,333
Clearwater Paper Corp.* 98,700 2,816,898
Innospec, Inc. 40,000 4,523,600
Koppers Holdings, Inc. 32,800 1,198,184
Metallus, Inc.* 242,900 3,602,207
O-I Glass, Inc.* 212,400 2,786,688
Olympic Steel, Inc. 70,636 2,754,804
Radius Recycling, Inc. 87,668 1,625,365
Rayonier Advanced
Materials, Inc.* 655,000 5,606,800
Ryerson Holding Corp. 205,700 4,095,487
SunCoke Energy, Inc. 485,800 4,216,744
Warrior Met Coal, Inc. 35,000 2,236,500
38,986,610
Real Estate - 8 .84%
Anywhere Real Estate,
Inc.* 681,895 3,464,027
Community Healthcare
Trust, Inc. 126,910 2,303,416
Douglas Emmett, Inc.+ 130,000 2,284,100
Equity Commonwealth* 149,000 2,965,100
Essential Properties Realty
Trust, Inc.+ 203,900 6,963,185
Four Corners Property
Trust, Inc.+ 208,000 6,096,480
Getty Realty Corp. 140,900 4,482,029

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Innovative Industrial
Properties, Inc.+ 32,200 $ 4,334,120
Newmark Group, Inc.,
Class A 162,557 2,524,510
Opendoor Technologies,
Inc.* 2,197,300 4,394,600
Retail Opportunity
Investments Corp. 137,959 2,170,095
Terreno Realty Corp. 53,100 3,548,673
45,530,335
Utilities - 1 .43%
MGE Energy, Inc.+ 42,800 3,914,060
Northwest Natural Holding
Co. 17,352 708,309
Otter Tail Corp.+ 34,800 2,719,968
7,342,337
TOTAL COMMON STOCKS - 99.60% 512,788,631
(Cost $470,107,591)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.45%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 2,305,801
2,305,801
TOTAL MONEY MARKET FUND - 0.45% 2,305,801
(Cost $2,305,801)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.39%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.88% 7,154,838
7,154,838
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.39% 7,154,838
(Cost $7,154,838)
TOTAL INVESTMENTS
-
101.44%
$ 522,249,270
(Cost $479,568,230)
Liabilities in Excess of Other Assets - (1.44%) (7,403,317)
NET ASSETS - 100.00% $ 514,845,953
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2024.
^ Rate disclosed as of September 30, 2024.
+ This security or a portion of the security is out on loan as of
September 30, 2024. Total loaned securities had a value of
$43,746,693 as of September 30, 2024.
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 512,788,631 $ – $ – $ 512,788,631
Money Market
Fund 2,305,801 – – 2,305,801
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 7,154,838 – – 7,154,838
TOTAL
$522,249,270 $– $– $522,249,270
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.